                    FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND








                               ANNUAL REPORT
                             December 31, 2000











                                  [Logo]

                    First Eagle SoGen Overseas Variable Fund

                             THE PRESIDENTS' LETTER


Dear Shareholder:

From February 3, 1997 (commencement of operations) through December 31, 2000, the value of an investment in your Fund increased at a compounded average annual rate of 11.93%. Over the past twelve months, the rate was 7.31%*.

As of December 31, 2000 your Fund's net assets, on an economic basis, were invested as follows:


-------------------------------------------------------------------

Foreign stocks(1).......................................    95.7%
U.S. dollar bonds.......................................     1.2%
Foreign currency bonds..................................     0.7%
U.S. dollar cash and equivalents........................     2.4%
                                                          ------
                                                           100.0%

-------------------------------------------------------------------

(1) Includes convertible bonds with moderate premia.

About 35% of the foreign stock portfolio was invested in developed countries of Continental Europe and 25% in Japan. Other relatively large investments were in the United Kingdom (9%), New Zealand (7%), Hong Kong (6%) and Singapore (6%).

We are 'value' investors, so your fund did not suffer from the sharp decline in 'new economy' stocks since March of 2000. That helps explain why your fund achieved a (modestly) positive return in 2000.

Your fund has a large holding in the Legrand ADP, a non-voting stock. The company is being acquired by Schneider Electric SA, which offered to buy Legrand ADP at a 43% discount to the price to be paid for the common stock. That is quite unfair, so we are doing our best to improve the terms.

Sincerely yours,

Jean-Marie Eveillard          John Arnhold
Co-President                  Co-President

January 23, 2001



---------
* These figures assume the immediate reinvestment of all dividends and distributions.

                    First Eagle SoGen Overseas Variable Fund

                               INVESTMENT RESULTS
             Comparisons of Change in Value of a $10,000 Investment
                  in First Eagle SoGen Overseas Variable Fund
                              and Various Indices


                              [PERFORMANCE GRAPH]

                  FIRST EAGLE
                SOGEN OVERSEAS     CONSUMER          MSCI
DATE             VARIABLE FUND    PRICE INDEX     EAFE INDEX
----             -------------    -----------     ----------
2/3/97              10,000          10,000          10,000
3/31/97             10,010          10,031          10,200
6/30/97             10,760          10,056          11,524
9/30/97             10,590          10,119          11,443
12/31/97             9,770          10,151          10,547
3/31/98             10,610          10,169          12,098
6/30/98             10,510          10,226          12,227
9/30/98              9,310          10,263          10,489
12/31/98            10,182          10,314          12,656
3/31/99             10,839          10,351          12,832
6/30/99             12,618          10,427          13,158
9/30/99             13,286          10,533          13,736
12/31/99            14,473          10,590          16,069
3/31/00             14,770          10,740          16,052
6/30/00             15,383          10,816          15,416
9/30/00             15,035          10,891          14,172
12/31/00            15,530          10,947          13,792


Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gain distributions. The MSCI EAFE Index return assumes reinvestment of dividends. Unlike Fund returns, the indices do not reflect any fees or expenses.

                    First Eagle SoGen Overseas Variable Fund

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The net asset value of your Fund's shares rose 7.31%* between January 1, 2000 and December 31, 2000, better than the MSCI EAFE Index that fell 14.16% over that period. Around the world, a sharp swing from growth to value occurred when the infatuation with 'new economy' stocks (defined as technology, media and telecommunications) began to wane after mid-March.

Unfortunately, that swing occurred mostly at the expense of the 'new economy' stocks rather than to the benefit of the 'old economy' stocks, many of which are perceived as vulnerable to a possible global economic slowdown. Your Fund did benefit, however, as three of the companies owned in the portfolio were the object of takeover bids, mergers or buyout offers (City e-Solutions Limited, formerly CDL Hotels International Limited in Hong Kong, IRO AB in Sweden and Koninklijke Ahrend NV in the Netherlands).

Also, some individual securities performed well, including Sagem (France), Kuehne & Nagel International AG (Switzerland), Antofagasta plc (U.K. company with Chilean assets), Aida Engineering Ltd. (Japan), Buderus AG (Germany) and Spotless Group Ltd. (Australia). Conversely, most of the Fund's media related securities were weak after a strong run-up in the first two months of the year. A weak euro diminished the positive performance of the Fund's European holdings since the Fund was only modestly hedged against a rising U.S. dollar.




---------
* This figure assumes the immediate reinvestment of all dividends and distributions and does not give effect to the deduction of the Fund's sales loads. (See the 'Investment Results' section of this report for further information.)

                    First Eagle SoGen Overseas Variable Fund

                              SUMMARY OF FUND DATA


The table below covers the period from February 3, 1997 (commencement of operations) to December 31, 2000.

-----------------------------------------------------------------------------------------------------------
                                                                                              Net Asset
                                                                                              Value of
                                                                                             Investment
                                                                                           With Dividends
                                                     Net                     Investment         and
                        Number                      Asset     Capital Gains    Income      Distributions
                       of Shares     Total Net      Value     Distributions   Dividends      Reinvested
                      Outstanding     Assets      Per Share     Per Share     Per Share    (Cumulative)'D'
-----------------------------------------------------------------------------------------------------------

February 3, 1997
 (commencement
 of operations).....      10,000    $   100,000    $10.00        --             --             $10.00
December 31, 1997...     142,378      1,390,537      9.77        --             --               9.77
December 31, 1998...     418,376      4,212,629     10.07        --             $0.11           10.18
December 31, 1999...     646,522      9,155,742     14.16         $0.15         --              14.47
December 31, 2000...   1,035,810     14,514,061     14.01          0.95          0.22           15.53

---------

'D' The calculation is based on an assumed investment in one share with income dividends reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends.)

                    First Eagle SoGen Overseas Variable Fund

                            SCHEDULE OF INVESTMENTS
                               December 31, 2000

-------------------------------------------------------------------------------
    Number                                             Cost         Value
    of Shares                                        (Note 1)      (Note 1)
-------------------------------------------------------------------------------

                Common and Preferred Stocks -- (95.73%)

                  Australia (0.83%)
       30,000   Spotless Group Limited (13)         $    78,360   $   120,299
                                                    -----------   -----------
                  Belgium (1.98%)
       18,845   Deceuninck Plastics Industries
                SA (5)                                  346,111       287,766
                                                    -----------   -----------
                  Canada (2.36%)
       12,000   Canadian Pacific Limited (17)           232,669       342,750
                                                    -----------   -----------
                  Chile (0.96%)
       20,000   Quinenco S.A. ADR (16)                  186,308       138,750
                                                    -----------   -----------
                  France (12.12%)
        4,650   Legrand ADP (6)                         505,304       513,866
          165   Societe Immobiliere
                Marseillaise (16)                       308,933       488,409
        1,350   Societe Sucriere de
                Pithiviers-le-Vieil (3)                 412,575       369,795
       10,000   Sabeton SA (16)                         139,742       129,679
        2,000   Crometal (6)                            102,205        97,729
          400   Robertet SA (9)                          56,507        95,849
        1,000   Didot-Bottin (16)                        62,295        63,242
                                                    -----------   -----------
                                                      1,587,561     1,758,569
                                                    -----------   -----------
                  Germany (9.73%)
       40,000   Buderus AG (6)                          636,167       825,057
        6,000   Hornbach Holding AG Pfd. (10)           243,140       276,272
       10,000   Vossloh AG (8)                          128,382       140,485
        1,000   Bertelsmann AG D.R.C. (12)              114,215        91,528
        1,500   Bayer AG (7)                             59,407        78,794
                                                    -----------   -----------
                                                      1,181,311     1,412,136
                                                    -----------   -----------
                  Hong Kong (5.46%)
      555,500   Shaw Brothers (Hong Kong)
                Limited (12)                            418,141       430,885
      600,000   Cafe de Coral Holdings
                Limited (16)                            230,659       255,779
      719,600   Lerado Group Holding Company
                Limited (16)                            111,329        88,570
      344,671   City e-Solutions Limited (15)             4,044        16,792
                                                    -----------   -----------
                                                        764,173       792,026
                                                    -----------   -----------
                  Japan (24.76%)
       20,000   Shimano Inc. (9)                        363,479       391,729
      100,000   The Nippon Fire and Marine
                Insurance Company, Limited (14)         397,951       348,979
        2,500   ASAHI Broadcasting
                Corporation (12)                        230,792       252,792
       25,000   Mandom Corp. (9)                        328,979       239,923
       50,000   Tachi-S Co., Ltd. (4)                   243,227       220,293
       25,000   Wacoal Corp. (9)                        228,945       207,643
        5,000   Ono Pharmaceutical Co., Ltd (11)        190,126       194,992

                    First Eagle SoGen Overseas Variable Fund

                               December 31, 2000

-------------------------------------------------------------------------------
    Number                                             Cost         Value
    of Shares                                        (Note 1)      (Note 1)
-------------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                  Japan -- (continued)
       55,000   Okumura Corporation (15)            $   194,072   $   184,741
       25,000   Makita Corporation (9)                  221,004       174,489
       30,000   The Mitsui Marine and Fire
                Insurance Company, Limited (14)         150,436       171,436
       20,000   Shoei Co., Ltd. (16)                    154,117       171,000
       35,000   Nisshinbo Industries, Inc. (9)          154,020       158,786
       10,000   T. Hasegawa Co., Ltd. (9)               189,868       157,041
       39,700   Sotoh Co., Ltd. (9)                     205,769       150,667
       20,000   Sonton Food Industry Co.,
                Ltd. (9)                                196,118       150,061
       45,000   The Dai-Tokyo Fire & Marine
                Insurance Co., Ltd. (14)                142,571       133,877
       20,700   Yomeishu Seizo Co., Ltd. (9)            132,355       125,515
       25,000   Aida Engineering, Ltd. (6)               84,073        90,298
        7,000   Chofu Seisakusho Co., Ltd. (9)           94,175        69,621
                                                    -----------   -----------
                                                      3,902,077     3,593,883
                                                    -----------   -----------
                  Mexico (2.09%)
      450,000   Industrias Penoles, S.A.
                de C.V. (1)                             680,554       304,022
                                                    -----------   -----------
                  Netherlands (3.59%)
       10,000   Apothekers Cooperatie OPG
                U.A. (11)                               224,565       277,212
       12,000   Holdingmaatschappij de Telegraaf
                NV (12)                                 229,468       243,570
                                                    -----------   -----------
                                                        454,033       520,782
                                                    -----------   -----------
                  New Zealand (6.02%)
    1,000,000   Carter Holt Harvey Limited (2)          880,779       725,372
       20,000   Wilson & Horton Limited 5%
                exchangeable preference
                shares (12)                              89,266        89,345
      100,000   Tasman Agriculture Limited (3)           41,384        59,711
                                                    -----------   -----------
                                                      1,011,429       874,428
                                                    -----------   -----------
                  Singapore and Malysia (5.68%)
      125,000   Haw Par Corporation Limited (16)        201,075       260,957
       75,000   Haw Par Healthcare Limited (11)          63,094        67,474
       55,000   Fraser & Neave Holdings (9)             195,200       212,514
      575,000   Del Monte Pacific Limited (9)           135,415       152,538
       50,000   Delgro Corporation Limited (16)         130,884       130,911
                                                    -----------   -----------
                                                        725,668       824,394
                                                    -----------   -----------

                    First Eagle SoGen Overseas Variable Fund

                               December 31, 2000

-------------------------------------------------------------------------------
    Number                                             Cost         Value
    of Shares                                        (Note 1)      (Note 1)
-------------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                  Spain and Portugal (6.81%)
       20,000   Corporacion Financiera Alba
                SA (16)                             $   517,576   $   464,776
       15,000   Espirito Santo Financial Group SA
                ADR (14)                                251,126       266,250
       35,000   Energia e Industrias Aragonesas
                SA (7)                                  172,895       139,122
        5,000   Espirito Santo Financial Group SA,
                Pfd. `B' (14)                           108,113       117,650
                                                    -----------   -----------
                                                      1,049,710       987,798
                                                    -----------   -----------
                Switzerland (1.10%)
        1,000   SAirgroup AG (8)                        190,096       159,696
                                                    -----------   -----------
                Thailand (0.10%)
        3,500   The Oriental Hotel Public Company
                Limited (15)                             18,321        15,161
                                                    -----------   -----------
                United Kingdom (8.54%)
      150,000   IMI plc (6)                             557,534       522,538
      185,000   Royal Doulton plc (9)                   216,473       190,645
      185,000   McBride plc (9)                         228,925       175,449
      100,000   Aggregate Industries plc (5)             95,411       120,600
       18,000   Antofagasta Holdings plc (1)             50,764       118,957
       35,000   Enodis plc (16)                         109,769       111,602
                                                    -----------   -----------
                                                      1,258,876     1,239,791
                                                    -----------   -----------
                Miscellaneous (3.60%)
       15,500   Freeport McMoRan Copper & Gold
                Inc., Preferred
                Series `B' (b)(18)                      286,176       270,281
       12,000   InterTAN, Inc. (10)                     113,012       136,560
       25,000   Harmony Gold Mining Company
                Ltd. (18)                               114,183       116,245
                                                    -----------   -----------
                                                        513,371       523,086
                                                    -----------   -----------
                Total Common and Preferred Stocks    14,180,628    13,895,337
                                                    -----------   -----------

                    First Eagle SoGen Overseas Variable Fund

                               December 31, 2000

-------------------------------------------------------------------------------
    Principal                                        Cost         Value
     Amount                                        (Note 1)      (Note 1)
-------------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds (1.94%)

                U.S. Dollar Convertible Bonds (1.22%)
$     250,000   Agnico Eagle Mines Limited 3 1/2%
                due 1/27/2004 (1)                   $   188,789   $   171,875
       20,000   P.T. Inti Indorayon Utama 7%
                due 5/02/2006 (c)(2)                     14,721         4,500
                                                    -----------   -----------
                                                        203,510       176,375
                                                    -----------   -----------
                 Non U.S. Dollar Bond (0.72%)
 NZD  212,934   Evergreen Forest Limited 0%
                due 3/19/2009 (a)(2)                    119,754       105,012
                                                    -----------   -----------
                 Total Bonds, Notes and
                Convertible Bonds                       323,264       281,387
                                                    -----------   -----------
                 Short Term Investments (0.72%)
      104,000   American Express Credit
                Corporation 6.15% due 1/02/2001         103,982       103,982
                                                    -----------   -----------
                 Total Investments (98.39%)          $14,607,874*  14,280,706**
                                                    -----------
                                                    -----------
                Other assets in excess of liabilities (1.61%)         233,355
                                                                  -----------
                Net assets (100.00%)                              $14,514,061
                                                                  -----------
                                                                  -----------

---------

 (a) Non-income producing security.

 (b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

 (c) Securities which are in default with respect to interest, principal, or both.

 * At December 31, 2000 cost is substantially identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at December 31, 2000 were $1,117,827 and $1,444,995, respectively. (Net depreciation was $327,168.)

Foreign Currency            Industry Classifications
----------------
NZD -- New Zealand Dollar   (1) Metals and Minerals   (10) Distribution
                            (2) Forest Products       (11) Health Care
                            (3) Agriculture           (12) Media
                            (4) Automotive            (13) Services
                            (5) Building Materials    (14) Financial Institutions
                            (6) Capital Goods         (15) Real Estate
                            (7) Chemicals             (16) Holding Companies
                            (8) Transportation        (17) Conglomerates
                            (9) Consumer Products     (18) Gold Related

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000

Assets:
 Investments, at value (Note 1):
   Common and preferred stock (cost, $14,180,628)..........  $13,895,337
   Bonds, notes, and convertible bonds (cost, $427,246)....      385,369
                                                             -----------
   Total investments (cost $14,607,874)....................   14,280,706
 Receivable for investment securities sold.................       58,530
 Receivable for forward currency contracts held, at value
   (Notes 1 and 6).........................................      250,349
 Receivable for Fund shares sold...........................        3,221
 Receivable from Adviser (Note 2)..........................       47,189
 Accrued interest and dividends receivable.................       43,960
 Deferred organization costs (Note 1)......................       17,282
                                                             -----------
   Total Assets............................................   14,701,237
                                                             -----------
Liabilities:
 Due to broker.............................................       17,658
 Payable for investment securities purchased...............       58,691
 Receivable for Fund shares redeemed.......................            8
 Payable for forward currency contracts held, at value
   (Notes 1 and 6).........................................       72,103
 Distribution fees payable (Note 3)........................        1,248
 Accrued expenses and other liabilities....................       37,468
                                                             -----------
   Total Liabilities.......................................      187,176
                                                             -----------
Net Assets:
 Capital stock (par value, $0.001 per share)...............        1,036
 Capital surplus...........................................   12,843,928
 Net unrealized appreciation (depreciation) on:
   Investments.............................................     (327,168)
   Forward currency contracts..............................      178,246
   Foreign currency related transactions...................          615
 Undistributed net realized gains on investments...........    1,318,920
 Undistributed net investment income.......................      498,484
                                                             -----------
   Net Assets (Note 1).....................................  $14,514,061
                                                             -----------
                                                             -----------
Net Asset Value per Share (NAV) (based on 1,035,810 shares
 outstanding; 1,000,000,000 shares authorized) (Note 5)....    $14.01
Maximum Offering Price per Share...........................    $14.01

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2000

Investment Income:
 Income:
   Dividends (net of $33,993 foreign taxes withheld)........  $   336,165
   Interest.................................................       39,829
                                                              -----------
    Total income from operations............................      375,994
                                                              -----------
 Expenses:
   Investment advisory fees (Note 2)........................       93,015
   Custodian fees...........................................       53,597
   Directors' fees..........................................       67,544
   Amortization of deferred organization costs (Note 1).....       19,323
   Distribution fees (Note 3)...............................       30,519
   Audit fees...............................................       28,810
   Legal fees...............................................       13,343
   Printing.................................................       12,994
   Registration and filing fees.............................        1,014
   Miscellaneous............................................        2,544
                                                              -----------
    Total expenses from operations..........................      322,703
                                                              -----------
 Advisory fees waived (Note 2)..............................      (93,015)
 Expense reimbursement (Note 2).............................      (47,189)
 Expense reduction due to earnings credits (Note 1).........         (907)
                                                              -----------
    Net expenses from operations............................      181,592
                                                              -----------
 Net investment income (Note 1).............................      194,402
                                                              -----------
Realized and Unrealized Gains (Losses) on Investments and
 Foreign Currency Related Transactions (Notes 1 and 6):
 Net realized gain from:
   Investment transactions..................................    1,438,419
   Foreign currency related transactions....................      247,861
                                                              -----------
                                                                1,686,280
                                                              -----------
 Change in unrealized appreciation (depreciation) of:
   Investments..............................................   (1,175,287)
   Foreign currency related transactions....................      169,077
                                                              -----------
                                                               (1,006,210)
                                                              -----------
 Net gain on investments and foreign currency related
   transactions.............................................      680,070
                                                              -----------
Net Increase in Net Assets Resulting from Operations........  $   874,472
                                                              -----------
                                                              -----------

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                      STATEMENTS OF CHANGES IN NET ASSETS
          For the Years Ended December 31, 2000 and December 31, 1999

                                                              2000          1999
                                                           -----------   -----------
Operations:
 Net investment income...................................  $   194,402   $    92,727
 Net realized gain from investments and foreign currency
   related transactions..................................    1,686,280       960,473
 Increase (decrease) in unrealized appreciation of
   investments and foreign currency related
   transactions..........................................   (1,006,210)    1,076,944
                                                           -----------   -----------
    Net increase in assets resulting from operations.....      874,472     2,130,144
                                                           -----------   -----------
Distributions to Shareholders:
 Dividends paid from net investment income...............     (209,180)      (95,465)
   Distributions paid from net realized gains from
    investment transactions..............................     (903,278)      --
                                                           -----------   -----------
   Decrease in net assets resulting from distributions...   (1,112,458)      (95,465)
                                                           -----------   -----------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold...........................    9,061,337     8,783,013
 Net asset value of shares issued for reinvested
   dividends and distributions...........................    1,112,458        95,465
 Cost of shares redeemed.................................   (4,577,490)   (5,970,044)
                                                           -----------   -----------
    Increase in net assets from Fund share
      transactions.......................................    5,596,305     2,908,434
                                                           -----------   -----------
    Net increase in net assets...........................    5,358,319     4,943,113
Net Assets (Note 1):
 Beginning of year.......................................    9,155,742     4,212,629
                                                           -----------   -----------
 End of year (including undistributed net investment
   income of $498,484 and $172,030, respectively.).......  $14,514,061   $ 9,155,742
                                                           -----------   -----------
                                                           -----------   -----------

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund

                         NOTES TO FINANCIAL STATEMENTS

Note 1 -- Significant Accounting Policies

First Eagle SoGen Variable Funds, Inc. (the 'Company') is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of one portfolio, First Eagle SoGen Overseas Variable Fund (the 'Fund'). The Company, formerly SoGen Variable Funds, Inc., changed its name to First Eagle SoGen Variable Funds, Inc. effective December 31, 1999. The following is a summary of significant accounting policies adhered to by the Fund.

(a) Security valuation -- Portfolio securities held in the Fund are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

(b) Deferred organization costs -- Costs incurred in connection with the organization of the Fund were amortized on a straight-line basis over a sixty-month period from the date the Fund commenced investment operations.

(c) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund amortizes discounts on debt obligations; however, premiums are not amortized.

(d) Expenses -- Earnings credits reduce custodian fees by the amount of interest earned on balances with such service providers.

(e) Foreign currency translation -- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related

                    First Eagle SoGen Overseas Variable Fund dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(f) Forward currency contracts -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

(g) U.S. income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

(h) Reclassification of capital accounts -- On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus accounting principles generally accepted in the United States of America, a reclassification has been made to decrease undistributed net realized gains on investments by

                    First Eagle SoGen Overseas Variable Fund

$352,529 and increase undistributed net investment income in the amount of $341,232 and paid in capital by $11,297.

(i) Use of estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Investment Advisory Agreement and Transactions with Related Persons

Effective December 31, 1999, Arnhold and S. Bleichroeder Advisers, Inc. ('the Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder, Inc. ('A&SB'), succeeded Societe Generale Asset Management Corp. ('SGAM Corp.') as investment adviser to the Fund. The Fund pays the Adviser an advisory fee for advisory services and facilities furnished, at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has agreed to waive its advisory fee and, if necessary, reimburse the Fund through April 30, 2001 to the extent that the Fund's aggregate expenses exceed 1.50% of the Fund's average daily net assets. For the year ended December 31, 2000, the Fund's investment advisory fees of $93,015 were waived in their entirety by the Adviser. Additionally, the Adviser voluntarily reimbursed the Fund for expenses in the amount of $47,189.

For the two months ended February 29, 2000, Funds Distributor, Inc. ('FDI'), the principal underwriter or its affiliates received no broker commissions for portfolio transactions executed on behalf of the Fund. Effective March 1, 2000 A&SB succeeded FDI as principal underwriter to the Fund. In acting as a selected broker after February 29, 2000, A&SB or its affiliates received $224 in broker commissions for portfolio transactions executed on behalf of the Fund.

                    First Eagle SoGen Overseas Variable Fund

Note 3 -- Distribution Plan and Agreement

Under the terms of the Distribution Plans and Agreements (the 'Plans') with FDI through February 29, 2000 and with A&SB thereafter, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly, a distribution related fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Under the Plans, the distributor will use amounts payable by the Fund in their entirety for payments to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the two months ended February 29, 2000 the distribution fees paid to FDI by the Fund were $4,112. For the 10 months ended December 31, 2000, the distribution fees paid or payable to A&SB by the Fund were $26,407.

Note 4 -- Purchases and Sales of Securities

During the year ended December 31, 2000, the aggregate cost of purchases of investments and proceeds from sales of investments totaled $11,780,024 and $6,765,656, respectively.

Note 5 -- Capital Stock

Transactions in shares of capital stock were as follows:

                                           Year Ended          Year Ended
                                        December 31, 2000   December 31, 1999
                                        -----------------   -----------------
Shares sold...........................       629,069             708,435
Shares issued for reinvested dividends
 and distributions....................        80,380               6,948
Shares redeemed.......................      (320,161)           (487,237)
                                            --------            --------
Net increase..........................       389,288             228,146
                                            --------            --------
                                            --------            --------

Note 6 -- Commitments

As of December 31, 2000, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $178,246.

                    First Eagle SoGen Overseas Variable Fund

TRANSACTION HEDGES:
Foreign Currency Sales

----------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ To Be        U.S. $ Value at
 Through              To Be Delivered              Received          December 31, 2000
----------------------------------------------------------------------------------------
  1/02/01           11,681   Pound Sterling         $   17,145          $   17,445
  1/03/01            1,911   Hong Kong Dollar              245                 245
  1/04/01           27,346   Pound Sterling             40,548              40,840
                                                    ----------          ----------
                                                        57,938              58,530
                                                    ----------          ----------
Foreign Currency Purchases
----------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received            December 31, 2000     Delivered
----------------------------------------------------------------------------------------
  1/03/01            6,178   Euro                        5,806               5,741
  1/04/01              311   Euro                          291                 288
                                                    ----------          ----------
                                                         6,097               6,029
                                                    ----------          ----------
PORTFOLIO HEDGES:
Foreign Currency Sales
----------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ To Be        U.S. $ Value at
 Through              To Be Delivered              Received          December 31, 2000
----------------------------------------------------------------------------------------
  1/10/01           72,000   Australian Dollar          44,707              40,122
  4/02/01          107,000   Swiss Franc                65,693              66,197
  5/14/01          846,000   Euro                      743,650             797,405
  5/14/01           33,000   Euro                       28,039              31,202
  5/23/01      253,642,000   Japanese Yen            2,408,717           2,233,358
  5/23/01       47,426,000   Japanese Yen              447,803             415,813
 10/05/01          510,500   New Zealand Dollar        261,185             224,870
                                                    ----------          ----------
                                                     3,999,794           3,808,967
                                                    ----------          ----------
Foreign Currency Purchases
----------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received            December 31, 2000     Delivered
----------------------------------------------------------------------------------------
  1/10/01           37,000   Australian Dollar          20,618              19,725
  1/17/01           40,000   Swiss Franc                24,741              23,602
 10/05/01          330,000   New Zealand Dollar        145,362             159,451
                                                    ----------          ----------
                                                       190,721             202,778
                                                    ----------          ----------
                                                    $4,254,550          $4,076,304
                                                    ----------          ----------
                                                    ----------          ----------

-------------------------------------------
   Unrealized               Unrealized
 Appreciation at         Depreciation at
December 31, 2000       December 31, 2000
-------------------------------------------
    $ --                    $   (300)
      --                      --
      --                        (292)
    --------                --------
      --                        (592)
    --------                --------

-------------------------------------------
   Unrealized              Unrealized
 Appreciation at         Depreciation at
December 31, 2000       December 31, 2000
-------------------------------------------
          65                   --
           3                   --
    --------                --------
          68                   --
    --------                --------

-------------------------------------------
   Unrealized               Unrealized
 Appreciation at         Depreciation at
December 31, 2000       December 31, 2000
-------------------------------------------
       4,585                   --
        --                      (504)
        --                   (53,755)
        --                    (3,163)
     175,359                   --
      31,990                   --
      36,315                   --
    --------                --------
     248,249                 (57,422)
    --------                --------

-------------------------------------------
    Unrealized              Unrealized
 Appreciation at         Depreciation at
December 31, 2000       December 31, 2000
-------------------------------------------
         893                    --
       1,139                    --
        --                   (14,089)
    --------                --------
       2,032                 (14,089)
    --------                --------
    $250,349                $(72,103)
    --------                --------
    --------                --------

                    First Eagle SoGen Overseas Variable Fund

                              FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------
                                                                      For the Period
                                                                   February 3, 1997'DD'
                                 For the year ended December 31,            to
                                 -------------------------------       December 31,
                                   2000        1999       1998             1997
----------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of
 year..........................   $ 14.16     $10.07     $ 9.77           $10.00
                                  -------     ------     ------           ------
Income (loss) from investment
 operations:
 Net investment income
   (loss)......................      0.23       0.16       0.12            (0.01)
 Net realized and unrealized
   gains (losses) on
   investments.................      0.79       4.08       0.29            (0.22)
                                  -------     ------     ------           ------
Total from investment
 operations....................      1.02       4.24       0.41            (0.23)
                                  -------     ------     ------           ------
Less distributions:
 Dividends from net investment
   income......................     (0.22)     --         (0.11)             --
 Dividends from capital
   gains.......................     (0.95)     (0.15)     --                 --
                                  -------     ------     ------           ------
                                    (1.17)     (0.15)     (0.11)             --
                                  -------     ------     ------           ------
   Net asset value, end of
    year.......................   $ 14.01     $14.16     $10.07           $ 9.77
                                  -------     ------     ------           ------
                                  -------     ------     ------           ------

TOTAL RETURN...................      7.31%     42.15%      4.21%           (2.30%)[DEL]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year
 (000's).......................   $14,514     $9,156     $4,213           $1,391
Ratio of operating expenses to
 average net assets............      1.50%'D'   1.50%'D'   1.50%'D'         2.00%*'D'
Ratio of net investment income
 to average net assets.........      1.60%#     1.50%#     2.04%#          (0.14%)*#
Portfolio turnover rate........     57.88%     65.38%     21.35%            8.88%

---------

 'DD'   Commencement of operations.

 *      Annualized.

 [DEL] Total return is not annualized, as it may not be representative of the total return for the year.

 'D' The annualized ratios of operating expenses to average net assets for the years ended December 31, 2000, 1999, 1998 and the period from February 3, 1997 to December 31, 1997 would have been 2.65%, 3.32%, 4.98% and 16.07% respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

 # The annualized ratios of net investment income to average net assets for the years ended December 31, 2000, 1999, 1998 and the period from February 3, 1997 to December 31, 1997 would have been 0.44%, (0.32%), (1.44%) and (14.20%) respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of First Eagle SoGen Overseas Variable Fund, a portfolio of First Eagle SoGen Variable Funds, Inc., as of December 31, 2000, the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from February 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians and brokers. As to securities purchased and sold but not yet received or delivered we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Eagle SoGen Overseas Variable Fund, a portfolio of First Eagle SoGen Variable Funds, Inc. as of December 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the three year period then ended and for the period from February 3, 1997 to December 31, 1997, in conformity with accounting principles generally accepted in the United States of America.

[KPMG Signature Logo]

New York, New York
February 2, 2001

                    First Eagle SoGen Overseas Variable Fund
                                 TAX DISCLOSURE
                      Fiscal year ended December 31, 2000
                                  (Unaudited)

CAPITAL GAINS DISTRIBUTIONS

Fund management designates $361,311 of its distributions made during its taxable year ended December 31, 2000 as a capital gain dividend in accordance with Subchapter M of the Internal Revenue Code.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

1.7056 percent of the income dividends paid by the fund during its fiscal year ending December 31, 2000 qualified for the Dividends Received Deduction for eligible corporate shareholders.

                    First Eagle SoGen Overseas Variable Fund
                          1345 Avenue of the Americas
                               New York, NY 10105

DIRECTORS AND OFFICERS
----------------------

DIRECTORS

John P. Arnhold                      Donald G. McCouch
Candace K. Beinecke                  Fred J. Meyer
Edwin J. Ehrlich                     Dominique Raillard
Robert J. Gellert                    Nathan Snyder
James E. Jordan                      Stanford S. Warshawsky
William M. Kelly

OFFICERS
Stanford S. Warshawsky ................................... Chairman of the Board
John P. Arnhold ................................................... Co-President
Jean-Marie Eveillard .............................................. Co-President
Charles de Vaulx ......................................... Senior Vice President
Robert Bruno .......................... Vice President, Secretary, and Treasurer
Tracy LaPointe Saltwick .................. Vice President and Compliance Officer
Edwin S. Olsen .................................................. Vice President
Andrew DeCurtis ................................................. Vice President
Stefanie Spritzler ......................................... Assistant Treasurer
Suzan J. Afifi ............................................. Assistant Secretary

INVESTMENT ADVISER              UNDERWRITER
------------------              -----------
ARNHOLD AND S. BLEICHROEDER     ARNHOLD AND S. BLEICHROEDER, INC.
ADVISERS, INC.                  1345 Avenue of the Americas
1345 Avenue of the Americas     New York, NY 10105
New York, NY 10105

LEGAL COUNSEL                   INDEPENDENT AUDITORS
-------------                   --------------------
SHEARMAN & STERLING             KPMG LLP
599 Lexington Avenue            757 Third Avenue
New York, NY 10022              New York, NY 10017

CUSTODIAN
---------
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10005

SHAREHOLDER SERVICING AGENT
---------------------------
STATE STREET
801 Pennsylvania
Kansas City, MO 64105

The financial information included herein is taken from the records of the Fund without examination by the Fund's independent auditors, who do not express an opinion thereon. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Variable Funds, Inc.



                          STATEMENT OF DIFFERENCES
                          ------------------------

 The dagger symbol shall be expressed as................................ 'D'
 The double dagger symbol shall be expressed as......................... 'DD'